LEASES	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
LEASES
NOTE 9:	LEASES

We do not own any real estate. We lease approximately 1,139 square meters of office and warehousing premises in Tel Aviv and Herzliya, Israel, under a new lease which started on April l 1, 2021 and expires on March 30, 2026. According to the lease agreements, the monthly fee is approximately $35.

We lease approximately 1,701 square meters of office premises in California, Kentucky and Miami for our U.S. subsidiaries, which under the current lease contracts expire gradually by 2025, with a monthly fee of approximately $27 for 2023.

	Year ended December 31,
	2023	2022
The components of lease expense were as follows:
Operating leases expenses	$701	$475

Cash flow information related to operating leases:
Cash used in operating activities	$694	$502

Non-cash activity - Right of use assets obtained in exchange for new operating lease liabilities	$652	$-

	December 31,
	2023	2022

Supplemental information related to operating leases, including location of amounts reported in the accompanying consolidated balance sheets, follows:
Other assets - Right-of-Use assets	$1,824	$1,200
Accumulated amortization	1,337	716
Operating lease Right-of-Use assets, net	$487	$484

Lease liabilities – current - accrued expenses and other liabilities	$401	$381
Lease liabilities – noncurrent	108	108
Total operating lease liabilities	$509	$489

Weighted average remaining lease term in years	2.25
Weighted average annual discount rate	9%

Future minimum lease commitments under non-cancelable operating leases for the years ended December 31, 2023, are as follows:

2024	437
2025	110
Total operating lease payments	547
Less: imputed interest	(38)
Present value of lease Liabilities	$509